May 7, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Investment Funds
- Dreyfus/Standish Global Fixed Income Fund
 1933 Act File No.: 33-08214
 1940 Act File No.: 811-04813
 CIK No.: 0000799295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 176 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 27, 2015.

Please address any comments or questions to my attention at 212-922-6832.

Sincerely,

/s/ Jennifer Huancayo
Jennifer Huancayo
Paralegal